Newly Effective and Newly Issued But Not Yet Effective IFRS and IFRIC	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Newly Effective and Newly Issued But Not Yet Effective IFRS and IFRIC.

4. NEWLY EFFECTIVE AND NEWLY ISSUED BUT NOT YET EFFECTIVE IFRS AND IFRIC.

The standards and interpretations effective during the 2024 and those issued but not yet in force are detailed below:

a) Standards and interpretations effective as of January 1, 2024

• Classification of liabilities as current or non-current and non-current liabilities with Covenants (Amendments to IAS1)

• IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments (Amendments): Disclosures to enhance disclosures on reverse factoring arrangements

• Lease liability in a Sale and Leaseback (Amendment to IFRS 16)

The Group has not had any significant impacts on the consolidated financial statements of 2024.

b) New standards, amendments and interpretations effective and the European Union

• Lack of convertibility (Amendment to IAS 21) [endorsed as of January 1, 2025]

• Classification and measure of financial instruments and Contracts referencing Nature-dependent Electricity (Amendments (Amendments to IFRS 9 and IFRS 7) [endorsed as of January 1,2026]

• IFRS 18 Disclosures of the financial statements [endorsed as of January 1, 2027]

The Group intends to adopt the standards, interpretations, and amendments to the standards issued by the IASB, which are not mandatory in the European Union, when they come into force, if applicable. Although the Group is currently analyzing their impact, based on the analyses carried out to date, the Group estimates that their initial application will not have a significant impact on its consolidated financial statements.